Financial Instruments (Details) - Schedule of Fair Value Measurement Hierarchy - GBP (£) £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments (Details) - Schedule of Fair Value Measurement Hierarchy [Line Items]
Warrants	£ 16	£ 555	£ 42,692
Embedded derivative	78,978	82,108
Other financial liabilities	78,994	82,623
Level 1 of fair value hierarchy [member]
Financial Instruments (Details) - Schedule of Fair Value Measurement Hierarchy [Line Items]
Warrants		166	13,418
Embedded derivative
Other financial liabilities		166
Level 2 of fair value hierarchy [member]
Financial Instruments (Details) - Schedule of Fair Value Measurement Hierarchy [Line Items]
Warrants
Embedded derivative
Other financial liabilities
Level 3 of fair value hierarchy [member]
Financial Instruments (Details) - Schedule of Fair Value Measurement Hierarchy [Line Items]
Warrants	16	349	£ 29,274
Embedded derivative	78,978	82,108
Other financial liabilities	£ 78,994	£ 82,457